UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21054

Name of Fund: BlackRock Municipal Bond Investment Trust (BIE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Municipal Bond Investment Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.4%
Selma Industrial Development Board, RB, Gulf Opportunity Zone, International Paper, 5.80%, 5/01/34	$200	$202,200

Arizona — 1.4%
Maricopa County Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	375	376,759
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	330	337,349

		714,108

California — 16.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	720	787,291
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/39	120	129,038
St. Joseph Health System, 5.75%, 7/01/39	730	761,441
California State Public Works Board, RB:
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	1,100	1,156,265
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	340	362,022
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/35	1,460	1,503,873
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,500	1,584,900
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	850	902,250
State of California, GO, Various Purpose, 6.00%, 3/01/33	685	750,239

		7,937,319

Colorado — 3.5%
City & County of Denver Colorado, Refunding RB, Series A, 5.25%, 11/15/36	1,095	1,140,563

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	$580	$615,745

		1,756,308

District of Columbia — 1.4%
District of Columbia Water & Sewer Authority, RB, Series A, 5.25%, 10/01/29	640	688,243

Florida — 7.6%
City of Palm Bay Florida, RB, Improvement (NPFGC), 5.70%, 10/01/28 (a)	410	148,838
County of St. John’s Florida, RB, CAB (AMBAC), 5.40%, 6/01/32 (a)	820	243,802
Florida Municipal Loan Council, Refunding RB, Series A (NPFGC), 5.13%, 5/01/32	3,050	3,069,185
New River Community Development District, Special Assessment Bonds, Series B, 5.00%, 5/01/13 (b)(c)	750	299,700

		3,761,525

Georgia — 5.1%
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	1,300	1,372,839
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	1,000	1,142,250

		2,515,089

Illinois — 3.7%
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,000	1,091,540
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	730	764,222

		1,855,762

Indiana — 2.6%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,190	1,293,875

Kansas — 3.3%
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.50%, 11/15/29	900	968,724

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2010	1

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kansas (concluded)
Kansas Development Finance Authority, Refunding RB (concluded):
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	$650	$652,919

		1,621,643

Kentucky — 4.1%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	350	358,708
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	800	883,176
Louisville/Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37	775	806,891

		2,048,775

Massachusetts — 3.6%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series B, 5.25%, 7/01/29	1,500	1,511,625
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	250	270,685

		1,782,310

Michigan — 2.4%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	500	544,930
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	530	632,629

		1,177,559

Multi-State — 6.6%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (d)(e)	3,000	3,285,900

Nebraska — 0.3%
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	170	172,190

Nevada — 11.0%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,000	1,109,130
County of Clark Nevada, GO, Refunding, Transportation, Series A, 5.00%, 12/01/29	1,400	1,468,012

Municipal Bonds	Par (000)	Value

Nevada (concluded)
County of Clark Nevada, RB:
Motor Vehicle Fuel Tax, 5.00%, 7/01/28	$1,130	$1,175,155
Series B, 5.75%, 7/01/42	1,630	1,733,651

		5,485,948

New Jersey — 5.9%
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	750	830,475
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	620	642,128
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.88%, 12/15/38	695	767,357
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	715	668,110

		2,908,070

New York — 8.1%
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	955	972,858
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,000	1,064,870
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	1,000	1,083,390
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	840	915,298

		4,036,416

North Carolina — 0.2%
City of Charlotte North Carolina, Refunding RB, Series A, 5.50%, 7/01/34	95	101,520

Pennsylvania — 2.7%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	300	325,449
Pennsylvania Turnpike Commission, RB:
Sub-Series B, 5.25%, 6/01/39	425	444,227
Sub-Series C (AGC), 6.25%, 6/01/38	500	573,735

		1,343,411

Texas — 8.8%
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	315	337,699
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	470	511,731

2	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, B, 7.13%, 12/01/31	$250	$281,833
Lower Colorado River Authority, RB, 5.75%, 5/15/28	450	480,951
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	750	812,272
Tarrant County Cultural Education Facilities Finance Corp., RB, Ascension Health Senior Credit Group, 5.00%, 11/15/29	875	900,244
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Note Mobility, 6.88%, 12/31/39	1,000	1,051,120

		4,375,850

Utah — 1.3%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	640	651,782

Virginia — 1.8%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	750	870,593

West Virginia — 1.2%
West Virginia EDA, Refunding RB, Appalachian Power Co., Amos Project, Series A, 5.38%, 12/01/38	580	579,577

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	890	912,713

Wyoming — 1.4%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	655	695,283

Total Municipal Bonds – 106.2%		52,773,969

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

California — 14.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18	1,005	1,080,023
Los Angeles Community College District California, GO, Election of 2008, Series A, 6.00%, 8/01/33	2,079	2,342,988
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	200	203,500

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

California (concluded)
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	$2,235	$2,409,324
University of California, RB, Series O, 5.75%, 5/15/34	810	912,635

		6,948,470

District of Columbia — 3.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30	735	828,926
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	899	974,336

		1,803,262

Florida — 7.2%
Jacksonville Economic Development Commission, RB, Mayo Clinic Jacksonville, Series B, 5.50%, 11/15/36	3,510	3,581,077

Illinois — 7.9%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	1,500	1,734,645
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,000	2,179,293

		3,913,938

Nevada — 3.4%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	1,500	1,685,730

New Hampshire — 1.3%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	585	635,872

New York — 3.9%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	750	850,379
Series FF-2, 5.50%, 6/15/40	990	1,103,892

		1,954,271

Ohio — 1.7%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	840	860,362

South Carolina — 2.2%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,005	1,096,857

Texas — 5.4%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	1,050	1,147,527

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2010	3

Schedule of Investments (concluded)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

Texas (concluded)
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	$1,450	$1,510,073

		2,657,600

Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	460	487,370

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 51.6%		25,624,809

Total Long-Term Investments (Cost – $74,459,641) – 157.8%		78,398,778

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.25% (g)(h)	1,745,924	1,745,924

Total Short-Term Securities (Cost – $1,745,924) – 3.5%		1,745,924

Total Investments (Cost – $76,205,565*) – 161.3%		80,144,702
Other Assets Less Liabilities – 1.7%		863,004
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (27.1)%		(13,484,674)
Preferred Shares, at Redemption Value – (35.9)%		(17,851,081)

Net Assets Applicable to Common Shares – 100.0%		$49,671,951

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$62,841,349

	Gross unrealized appreciation	$4,416,052
	Gross unrealized depreciation	(588,724)

	Net unrealized appreciation	$3,827,328

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2009	Net Activity	Shares Held at May 31, 2010	Income

FFI Institutional Tax-Exempt Fund	956,848	789,076	1,745,924	$2,725

(h)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in the semi-annual report.

The following table summarizes the inputs used as of May 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$78,398,778	—	$78,398,778
Short-Term Securities	$1,745,924	—	—	1,745,924

Total	$1,745,924	$78,398,778	—	$80,144,702

1           See above Schedule of Investments for values in each state or political subdivision.

4	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Investment Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Municipal Bond Investment Trust

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: July 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Investment Trust

Date: July 23, 2010